Acquisitions and divestitures (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Recognized impairment loss	$ 117
Earn-out payable		$ 200
Thompson Assets [Member]
IfrsStatementLineItems [Line Items]
Equity interest		18.90%
Cash contribution		$ 15
Investors [Member]
IfrsStatementLineItems [Line Items]
Equity interest		81.10%
Cash contribution		$ 185